Principal Activities, Organization And Basis Of Presentation - Additional Information (Detail) (USD $)									4 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Apr. 30, 2012 Financing	Apr. 30, 2012 Financing Minimum	Apr. 30, 2012 Financing Maximum	Dec. 31, 2011 Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Working capital deficit	$ 2,099,400,000
Cash and cash equivalents	244,072,000	202,127,000	384,761,000	255,523,000
Percentage of short term bank borrowings												89.20%
Short-term borrowings and current installments of long-term borrowings	2,032,023,000	1,501,588,000										1,869,600,000
Short-term bank borrowings									924,300,000
Short-term bank borrowings interest rates					3.081%	0.284%	10.50%	6.116%		2.484%	9.50%
Long-term bank borrowings	1,234,072,000	910,464,000							45,300,000
Long-term bank borrowings interest rates										5.90%	7.05%
Repaid short-term borrowings and current installments of long-term borrowings									$ 937,000,000